Long-Term Debt - Summary of Long-term Debt Obligations (Detail) - Carrying amount [member] $ in Millions	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,750
Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	500
Later than two years and not later than three years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	500
Over 5 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,750